Financial Risk Management and Financial Instruments - Additional Information (Details) £ in Millions, kr in Millions, kr in Millions, $ in Millions, $ in Millions										12 Months Ended
	Jul. 13, 2020 shares	Oct. 17, 2019 shares	Oct. 04, 2019 EUR (€) shares	Jul. 01, 2019 EUR (€) shares	Nov. 05, 2018 EUR (€) shares	Nov. 05, 2018 USD ($) shares	Apr. 03, 2018 EUR (€)	Jul. 13, 2017 EUR (€) shares	Oct. 17, 2016 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 NOK (kr)	Dec. 31, 2020 SEK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 NOK (kr)	Dec. 31, 2019 SEK (kr)	Apr. 01, 2019 EUR (€)	Jan. 31, 2018 shares	Jan. 01, 2018 shares	Dec. 29, 2017 shares	Dec. 15, 2017 shares
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Approved share repurchase amount					€ 510,000,000
Increase Decrease Through Repurchases Of Ordinary Shares | shares					4,366,427	4,366,427				5,038,200	3,679,156
Share repurchase program expiry date					Apr. 21, 2021	Apr. 21, 2021
Percentage of investment in counterparties and instruments										10.00%
Description of cash investment										Investments are subject to credit rating thresholds and at the time of investment, no more than 10% of surplus cash can be invested in any one issuer (excluding certain government bonds and investments in cash management banks).
Weighted average maturity description of portfolio										The weighted-average maturity of the portfolio shall not be greater than 2 years, and the final maturity of any investment is not to exceed 5 years.
Short term investments maximum liquidity period										90 days
Credit losses on short term investments										€ 0	€ 0
Effect of 10 percentage change in Euro against translation exposure currencies on equity										€ 105,000,000	€ 50,000,000
Increase or decrease in interest rate										1.00%	1.00%
Impact of change in interest rate on interest income										€ 6,000,000	€ 6,000,000
Impact on the accrual for social costs on outstanding share-based payment awards										27,000,000	14,000,000
Transfers between levels										0	0
Warrants sold to acquire ordinary shares				€ 15,000,000				€ 9,000,000	€ 27,000,000
Ordinary shares acquired trough warrants issue | shares				800,000				1,600,000	5,120,000
Exercise price of warrants				€ 190.09				€ 89.73	€ 50.61
Warrant exercise price number of times of fair market value of ordinary shares				1.3				1.3	1.2
Warrants expiry date				Jul. 01, 2022
Ordinary shares issued | shares	1,084,043	1,991,627	1,600,000																							9,431,960	9,431,960	1,754,960	4,800,000
Number of warrants exercised | shares			1,600,000
Number of warrants effectively net settled | shares	1,600,000	3,520,000
Proceeds from exercise of warrants			€ 74,000,000							0	74,000,000	€ 0
Purchase price related to estimated fair value of contingent consideration																									€ 13,000,000
Maximum potential contingent consideration payout over next two years										33,000,000
Expenses recorded within finance costs										0	0	€ 201,000,000
Reclassification of convertible notes to other paid in capital within equity							€ 1,100,000,000			€ 1,100,000,000
Tencent Music Entertainment Group
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Non-controlling equity interest percentage										8.00%
Investments transferred from level 3 to level 1										€ 1,630,000,000
Convertible Notes
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Expenses recorded within finance costs							€ 123,000,000
Cash Flow Hedges | Foreign Exchange Forwards
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount										1,695,000,000	1,538,000,000		$ 56,000,000	$ 473	£ 653	$ 405	kr 1,352	kr 2,322	$ 67,000,000	$ 402	£ 570	$ 335	kr 1,238	kr 2,053
Financial Credit Risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Cash and cash equivalents and short term investments										1,747,000,000	1,757,000,000
Top of Range
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Ordinary shares authorized to be repurchased | shares					10,000,000	10,000,000
Approved share repurchase amount | $						$ 1,000,000,000.0
Top of Range | Tencent Music Entertainment Group
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of the long term investment										2,451,000,000	1,629,000,000
Top of Range | Warrants
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of warrants										106,000,000	127,000,000
Bottom of Range | Tencent Music Entertainment Group
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of the long term investment										2,005,000,000	1,333,000,000
Bottom of Range | Warrants
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of warrants										€ 72,000,000	€ 75,000,000